SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES DATED MAY 1, 2019
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                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
                        Polaris Advisory Variable Annuity
                      Polaris Platinum III Variable Annuity
		   Polaris Preferred Solution Variable Annuity
		  Polaris Retirement Protector Variable Annuity

                           VARIABLE ANNUITY ACCOUNT SEVEN
                    Polaris Platinum O-Series Variable Annuity

                 -----------------------------------------------

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         FS VARIABLE SEPARATE ACCOUNT
                     Polaris Platinum III Variable Annuity
		  Polaris Platinum O-Series Variable Annuity
		  Polaris Preferred Solution Variable Annuity
		 Polaris Retirement Protector Variable Annuity

                 -----------------------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            VALIC SEPARATE ACCOUNT A
                    Polaris Platinum Elite Variable Annuity

                 -----------------------------------------------

Effective on or about May 24, 2019, the subadvisor for the SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio changed from
"OppenheimerFunds, Inc." to "Invesco Advisers, Inc." Accordingly, all references in the prospectuses to "OppenheimerFunds, Inc." are replaced with "Invesco Advisers, Inc."

Underlying Fund:	      Managed by:                  Trust   Asset Class
----------------              ----------------------       -----   -----------
SA Oppenheimer Main           Invesco Advisers, Inc.       SAST    STOCK
Street Large Cap Portfolio


Dated:  May 24, 2019

                   Please keep this Supplement with your Prospectus